Noncontrolling Interest (Noncontrolling Interest in Consolidated Statements of Comprehensive Income /(Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 92,723	$ 84,523	$ 109,048
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	65,586	77,025	61,403
Changyou [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	27,137	7,603	47,645
Other [Member]
Noncontrolling Interest [Line Items]
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 0	$ (105)	$ 0